Long-term financial assets (Tables)	12 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of long-term financial assets

	As at September 30, 2023	As at September 30, 2022
	$	$
Deferred compensation plan assets (Notes 17 and 32)	88,076	71,863
Long-term investments (Note 32)	17,113	16,826
Long-term receivables	20,774	10,590
Long-term derivative financial instruments (Note 32)	22,005	237,877
	147,968	337,156